Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of loss before income taxes for the years ended December 31, 2018, 2017 and 2016 are as follows (in thousands):

	2018	2017	2016
U.S.	$(285,141)	$(3,015)	$(155,058)
Non-U.S.	(104,613)	(52,264)	17,059
Loss before income taxes	$(389,754)	$(55,279)	$(137,999)

Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) for the years ended December 31, 2018, 2017 and 2016 are as follows (in thousands):

	2018	2017	2016
Current
U.S. Federal and state	$(6,932)	$(1,426)	$(38,589)
Non-U.S.	4,810	5,398	6,956
Total current	(2,122)	3,972	(31,633)
Deferred
U.S. Federal and state	(21,467)	6,415	(18,290)
Non-U.S.	7,915	(6,266)	(6,128)
Total deferred	(13,552)	149	(24,418)
Provision (benefit) for income taxes	$(15,674)	$4,121	$(56,051)

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the actual provision for income taxes from continuing operations and that computed by applying the U.S. statutory rate to income before income taxes and noncontrolling interests are outlined below (in thousands):

	2018		2017		2016
Income tax expense at the statutory rate	$(81,849)	(21.0)%	$(19,348)	(35.0)%	$(48,300)	(35.0)%
State taxes, net of federal tax benefit	(2,564)	(0.7)%	(294)	(0.5)%	(1,425)	(1.0)%
Non-U.S. operations	(10,166)	(2.6)%	6,337	11.5%	(5,791)	(4.2)%
Domestic incentives	(286)	(0.1)%	(254)	(0.5)%	(170)	(0.1)%
Prior year federal, non-U.S. and state tax	(2,880)	(0.7)%	(1,283)	(2.3)%	(777)	(0.6)%
Nondeductible expenses	502	0.1%	644	1.2%	345	0.3%
Goodwill impairment	46,051	11.8%	14,731	26.6%	—	—%
Global Tubing acquisition	—	—%	(9,160)	(16.6)%	—	—%
U.S. tax reform	(15,604)	(4.0)%	10,138	18.3%	—	—%
Valuation allowance	50,005	12.8%	4,523	8.2%	—	—%
Other	1,117	0.4%	(1,913)	(3.4)%	67	—%
Income tax expense (benefit)	$(15,674)	(4.0)%	$4,121	7.5%	$(56,051)	(40.6)%

Schedule of Deferred Tax Assets and Liabilities
The primary components of deferred taxes include (in thousands):

	2018	2017
Deferred tax assets
Reserves and accruals	$7,259	$5,932
Inventory	18,694	20,836
Stock awards	5,637	6,235
Net operating loss and other tax carryforwards	66,098	31,164
Other	549	1,419
Gross deferred tax assets	98,237	65,586
Valuation allowance	(54,441)	(4,523)
Total deferred tax assets	43,796	61,063
Deferred tax liabilities
Property and equipment	(9,565)	(12,172)
Goodwill and intangible assets	(42,502)	(76,454)
Investment in unconsolidated subsidiary	(5,402)	—
Prepaid expenses and other	(392)	(325)
Total deferred tax liabilities	(57,861)	(88,951)
Net deferred tax liabilities	$(14,065)	$(27,888)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of uncertain tax positions is as follows (in thousands):

Balance at January 1, 2018	$14,768
Additional based on tax positions related to current year	1,485
Lapse of statute of limitations	(2,999)
Balance at December 31, 2018	13,254